14. Income Taxes (Details-Income tax provision) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Book Loss					$ (2,113,000)	$ (1,184,300)
Meals and Entertainment					10,300	5,400
Stock Options					537,800	10,900
Stock issued for debt extinguishment					0	14,300
Other					4,700	0
Valuation Allowance					1,560,200	1,153,700
Income Tax Expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0